Other disclosures - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Disclosures [Abstract]
Gross amount of other items offset in the balance sheet	€ 910	€ 1,024	€ 1,188
Assets subject to netting and collateral arrangements on balance sheet	151,044	141,529	106,430
Liabilities subject to netting and collateral arrangements on balance sheet	€ 180,539	€ 157,572	€ 104,130